Trade and other payables	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade and other payables.
Trade and other payables

20.Trade and other payables

	June 30, 2022	December 31, 2021
Trade payables	5,591	16,191
Payables to the sellers on acquisitions	4,090	—
Provision for indirect taxes	4,666	6,923
Accrued salaries, bonuses, vacation pay and related taxes	2,936	1,924
Accrued professional services	548	1,100
Other payables	1,158	435
Total	18,989	26,573

The exposure of the Group to liquidity risk in relation to financial instruments is reported in Note 26 to the interim condensed consolidated financial statements.

22.   Trade and other payables

	December 31,	December 31,	As previously reported,
	2021	2020, restated*	December 31, 2020
Trade payables	16,191	9,793	9,793
Provision for indirect taxes	6,923	1,754	3,850
Dividends payable	—	2,592	2,592
Accrued salaries, bonuses, vacation pay and related taxes	1,924	577	2,050
Accrued professional services	1,100	1,184	—
Other payables	435	1,314	1,314
Total	26,573	17,214	19,599

* For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

The exposure of the Group to liquidity risk in relation to financial instruments is reported in Note 28 to the consolidated financial statements, the changes to previously reported amounts are reported in Note 4.